Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	3,200,219
Proposed Maximum Offering Price per Unit	10.96
Maximum Aggregate Offering Price	$ 35,074,400.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,843.77
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Class A Common Stock, par value $0.0001 per share (the “Common Stock”), of FIGS, Inc. (the “Registrant”) being registered hereunder include such indeterminate number of shares of the Common Stock as may issuable with respect to the shares of the Common Stock being registered hereunder as a result of stock dividends, stock splits, recapitalization, or other similar transactions.
Represents (i) an aggregate of 2,062,328 shares of the Registrant’s Common Stock that were automatically added to the shares authorized for issuance under the Registrant’s 2021 Equity Incentive Award Plan (the “2021 Plan”) on January 1, 2026 pursuant to an “evergreen” provision contained in the 2021 Plan, (ii) 203,908 shares of Common Stock that would have been issuable upon the vesting or exercise of awards originally made under the Registrant’s Amended 2016 Equity Award Plan (the “2016 Plan”), but that expired, lapsed, were terminated, cancelled or forfeited during the year ended December 31, 2025, and as such again became available for issuance under the 2021 Plan pursuant to its terms, and (iii) 933,983 shares of Common Stock that would have been issuable upon the vesting of restricted stock unit awards granted under the 2021 Plan, but that were canceled or forfeited prior to vesting, in each case during the year ended December 31, 2025, and as such again became available for issuance under the 2021 Plan pursuant to its terms.
Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee, based upon the average of the high and low prices of the Company’s Common Stock as reported on the New York Stock Exchange on February 23, 2026, which date is within five business days prior to filing this Registration Statement.
The Registrant does not have any fee offsets.